Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued liabilities - clinical trials	$ 3,345	$ 3,115	$ 410
Accrued liabilities	2,992	2,790	2,495
Accrued bonus	4,662	3,736	2,896
Accrued vacation	353	327	329
Accrued payroll	37	557	247
Accrued taxes	34	31	0
Total accrued liabilities	$ 11,423	$ 10,556	$ 6,377